BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Details)	Dec. 31, 2020 USD ($)
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Exchangeable stock exchange ratio	1
Goodwill expected to be deductible for income tax purposes	$ 0